Other Receivables (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)
Statement Line Items [Line Items]
Government authorities | ₪	₪ 349		₪ 383
Prepaid expenses and other | ₪	307		582
Total | ₪	₪ 656		₪ 965
USD [Member]
Statement Line Items [Line Items]
Government authorities | $		$ 101
Prepaid expenses and other | $		89
Total | $		$ 190